Organization and Basis of Presentation	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation	Organization and Basis of Presentation
Alpine 4 Holdings, Inc. (together with its subsidiaries, the “Company,” “we,” or “our”), was incorporated under the laws of the State of Delaware on April 22, 2014. The Company was formed to serve as a vehicle to affect an asset acquisition, merger, exchange of capital stock, or other business combination with a domestic or foreign business. On March 2, 2021, the Company changed its name from Alpine 4 Technologies Ltd. to Alpine 4 Holdings, Inc.
Effective April 1, 2016, the Company purchased all of the outstanding capital stock of Quality Circuit Assembly, Inc., a California corporation (“QCA”).
Effective January 1, 2019, the Company purchased all of the outstanding capital stock of Morris Sheet Metal Corp., an Indiana corporation (“MSM”), JTD Spiral, Inc. a wholly owned subsidiary of MSM, an Indiana corporation, Morris Enterprises LLC, an Indiana limited liability company and Morris Transportation LLC, an Indiana limited liability company (collectively “Morris” or “MSM”).
Effective November 6, 2019, the Company purchased all of the outstanding capital stock and units of Deluxe Sheet Metal, Inc., an Indiana corporation, and DSM Holding, LLC, an Indiana limited liability company, and purchased certain real estate from Lonewolf Enterprises, LLC, an Indiana limited liability company (collectively “Deluxe”).
Effective February 21, 2020, the Company purchased all of the outstanding units of Excel Fabrication, LLC., an Idaho limited liability company (“Excel”).
Effective December 15, 2020, the Company purchased the assets of Impossible Aerospace Corporation, a Delaware corporation (“IA”).
Effective February 8, 2021, the Company purchased the assets of Vayu (US), Inc., a Delaware corporation (“Vayu”).
On May 5, 2021, the Company acquired all of the outstanding shares of stock of Thermal Dynamics, Inc., a Delaware corporation (“TDI”).
On May 10, 2021, the Company acquired all of the outstanding membership interests of KAI Enterprises, LLC, a Florida limited liability company, the sole asset of which was all of the outstanding membership interests of Alternative Laboratories, LLC, a Delaware limited liability company (“Alt Labs”).
On October 20, 2021, the Company acquired 100% of the outstanding shares of Identified Technologies Corporation, a Delaware corporation (“Identified Technologies”).
On November 29, 2021, the Company, and a newly formed and wholly owned subsidiary of the Company named ALPP Acquisition Corporation 3, Inc. (“AC3”), entered into a merger agreement with ElecJet Corp., (“ElecJet”) and the three ElecJet shareholders. Pursuant to the agreement, AC3 merged with and into ElecJet with ElecJet being the surviving entity following the merger.
On December 9, 2021, the Company, and A4 Technologies, Inc., a wholly owned subsidiary of the Company (“A4 Technologies”), entered into a Membership Interest Purchase Agreement with DTI Services Limited Liability Company (doing business as RCA Commercial Electronics), (“DTI”), Direct Tech Sales LLC, (also having an assumed business name of RCA Commercial Electronics), (“Direct Tech”), PMI Group, LLC, (“PMI”), Continu.Us, LLC, (“Continu.Us”), Solas Ray, LLC, (“Solas”), and the individual owners of the interests of the various entities. DTI, Direct Tech, PMI, Continu.Us, and Solas were each referred to in the Membership Interest Purchase Agreement collectively as “RCA.” Pursuant to the MIPA, the Company acquired all of the outstanding membership interests of RCA.
In Q1 2022, the Company formed Global Autonomous Corporation (“GAC”) with several key employees and consultants. The Company owns 71.43% of the outstanding shares of stock of GAC, which has remained consistent throughout the year. There was no assignment of assets or other financial activity on the entity during the current year.
As of the date of this Report, the Company was a holding company owning, directly or indirectly, fourteen companies:
•A4 Corporate Services, LLC;
•ALTIA, LLC;
•Quality Circuit Assembly, Inc.;
•Morris Sheet Metal, Corp;
•JTD Spiral, Inc.;
•Excel Construction Services, LLC;
•SPECTRUMebos, Inc.;
•Vayu (US)
•Thermal Dynamics International, Inc.;
•Alternative Laboratories, LLC.;
•Identified Technologies, Corp.;
•ElecJet Corp.;
•DTI Services Limited Liability Company (doing business as RCA Commercial Electronics); and
•Global Autonomous Corporation,
Basis of presentation
The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).
Liquidity
The Company’s financial statements are prepared in accordance with U.S. GAAP applicable to a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business within one year after the date the consolidated financial statements are issued.
In accordance with Financial Accounting Standards Board (the “FASB”), Accounting Standards Update (“ASU”) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40), our management evaluates whether there are conditions or events, considered in aggregate, that raise substantial doubt about our ability to continue as a going concern within one year after the date that the financial statements are issued (further detail in the going concern sub-section below).
As shown in the accompanying consolidated financial statements, the Company has incurred significant recurring losses and negative cash flows from operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern. While the Company experienced a loss for the year ended December 31, 2022, of $12.9 million, and had a negative cash flow used in operations of $19.6 million, this was an improvement over the same period last year, for the year ended December 31, 2021, when there was a net loss of $19.5 million had a negative cash flow used in operations of $25.4 million.
As of December 31, 2022, the Company has positive working capital of approximately $15.6 million. The Company has also secured bank financing totaling $33.0 million ($33.0 million in Lines of Credit including $0.5 million in capital expenditures lines of credit availability) of which $3.8 million was available and unused at December 31, 2022. There are two lines of credit that are set to mature during 2023. These two line of credits total $8.0 million, of which $7.5 million was used as of December 31, 2022, and are shown as a current liability on the consolidated balance sheet.
The Company plans to continue to generate additional revenue (and improve cash flows from operations) partly from the acquisitions of the six operating companies, which closed in 2021, combined with improved gross profit performance from the existing operating companies. The Company also plans to continue to raise funds through debt financing and the sale of shares through its planned at-the-market offering.
Going Concern
The accompanying financial statements have been prepared on a going concern basis. While the working capital deficiency of prior years has improved, and working capital of the Company is currently positive, continued operating losses causes doubt as to the ability of the Company to continue. The Company's ability to raise additional capital through the future issuances of common stock is unknown. The obtainment of additional financing, the successful development of the Company's plan of operations, and its ultimate transition to profitable operations are necessary for the Company to continue. The uncertainty that exists with these factors raises substantial doubt about the Company's ability to continue as a going concern. The financial statements of the Company do not include any adjustments that may result from the outcome of these aforementioned uncertainties.
In order to mitigate the risk related to the going concern uncertainty, the Company has a three-fold plan to resolve these risks. First, the operating subsidiaries of QCA, TDI, IDT and RCA plan to expand their revenues and profits yielding increased cash flow in those operating segments. This plan will allow for an increased level of cash flow to the Company. Second, the Company has expanded its credit facilities at the subsidiary level over the past 12 months to allow for greater borrowing accessibility if needed for the expansion of product lines and sales opportunities and plans to extend or refinance any lines of credit coming due over the next 12 months in order to provide additional financing. Finally, operating companies hard hit by the supply-chain related price increases such as MSM, Alt Labs, and Excel Construction have begun to experience an easing in the procurement and cost overruns of limited product supply. This subsequently has added to increased cash flow to those entities and less reliance on the Company to fund those activities. Although this plan is in place to mitigate the risk related to the going concern uncertainty, substantial doubt remains due to uncertainty around the growth projections and lack of control of many of the factors included in the Company’s plan.
Organization and Basis of Presentation
The unaudited consolidated financial statements were prepared by Alpine 4 Holdings, Inc. (‘we,” “our,” or the "Company"), pursuant to the rules and regulations of the Securities Exchange Commission ("SEC"). The information furnished herein reflects all adjustments (consisting of normal recurring accruals and adjustments) which are, in the opinion of management, necessary to fairly present the operating results for the respective periods. Certain information and footnote disclosures normally present in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") were omitted pursuant to such rules and regulations. These financial statements should be read in conjunction with the audited consolidated financial statements and footnotes included in the Company's Annual Report on Form 10-K for the year ended December 31, 2022, filed with the SEC on May 5, 2023. The results for the three months ended March 31, 2023, are not necessarily indicative of the results to be expected for the year ending December 31, 2023.
The Company was incorporated under the laws of the State of Delaware in April 2014. We are a publicly traded conglomerate that acquires businesses that fit into our disruptive DSF business model of Drivers, Stabilizers, and Facilitators.
As of the date of this Report, the Company was a holding company owning, directly or indirectly, fourteen companies:
•A4 Corporate Services, LLC;
•ALTIA, LLC;
•Quality Circuit Assembly, Inc. ("QCA");
•Morris Sheet Metal, Corporation ("MSM");
•JTD Spiral, Inc.;
•Excel Construction Services, LLC ("Excel");
•SPECTRUMebos, Inc.;
•Vayu Aerospace Corporation;
•Thermal Dynamics International, Inc. ("TDI");
•Alternative Laboratories, LLC. ("Alt Labs");
•Identified Technologies, Corporation ("IDT");
•ElecJet Corporation.;
•DTI Services LLC (doing business as RCA Commercial Electronics ("RCA")); and
•Global Autonomous Corporation ("GAC").
In February 2023, the Company made a $0.3 million investment for a 10% equity interest in a battery materials company, which includes a seat on its board of directors, and participation rights in future funding rounds. The investment is accounted for as an equity method investment as the board representation allows us to have significant influence over the operating and financial policies of the battery materials company. The investment is presented in other non-current assets on the consolidated balance sheet with the value of the investment being adjusted in arrears on a quarterly basis based on its financial performance.
Basis of presentation
The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).
Liquidity
The Company’s financial statements are prepared in accordance with U.S. GAAP applicable to a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business within one year after the date the consolidated financial statements are issued. In accordance with Financial Accounting Standards Board (the “FASB”), Accounting Standards Update (“ASU”) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40), our management evaluates whether there are conditions or events, considered in aggregate, that raise substantial doubt about our ability to continue as a going concern within one year after the date that the financial statements are issued (further detail in the Going Concern sub-section below).
As shown in the accompanying consolidated financial statements, the Company has incurred significant recurring losses and negative cash flows from operations. These factors raise substantial doubt about the Company's ability to continue as a going concern. Although the Company has experienced net losses of $5.8 million and $4.0 million for the three months ended March 31, 2023 and 2022, respectively, net cash flows used in operations has improved to nearly breakeven for the three months ended March 31, 2023, from $5.9 million for the three months ended March 31, 2022.
As of March 31, 2023, the Company had positive working capital of approximately $4.0 million, which was a decrease of $11.5 million compared to December 31, 2022. The Company has bank financing totaling $33.0 million ($33.0 million in lines of credit including $0.1 million in capital expenditures lines of credit availability) of which approximately $3.8 million was available and unused as of March 31, 2023. There are three lines of credit that are set to mature during the next twelve months. These three lines of credits total $11.7 million, of which $9.0 million was used as of March 31, 2023, and are shown as a Current Liability on the Consolidated Balance Sheet.
The Company plans to continue to generate additional revenue, improve cash flows from operations, and improve gross profit performance across all of its subsidiaries. The Company also may raise funds through debt financing, securing additional lines of credit, and the sale of shares in public or private offerings.
Going Concern
The accompanying financial statements have been prepared on a going concern basis. While the working capital deficiency of prior years has improved, and working capital of the Company is currently positive, continued operating losses causes doubt as to the ability of the Company to continue. The Company's ability to raise additional capital through the future issuances of common stock is unknown. The obtainment of additional financing, the successful development of the Company's plan of operations, and its ultimate transition to profitable operations are necessary for the Company to continue. The uncertainty that exists with these factors raises substantial doubt about the Company's ability to continue as a going concern. The financial statements of the Company do not include any adjustments that may result from the outcome of these aforementioned uncertainties.
In order to mitigate the risk related to the going concern uncertainty, the Company has a three-fold plan to resolve these risks. First, the operating subsidiaries of QCA, QCA-C, IDT, TDI, and RCA plan to expand their revenues and profits yielding increased cash flow in those operating segments. This plan will allow for an increased level of cash flow to the Company. Second, the Company has expanded its credit facilities at the subsidiary level over the past twelve months to allow for greater borrowing accessibility if needed for the expansion of product lines and sales opportunities and plans to extend or refinance any lines of credit coming due over the next twelve months in order to provide additional financing. Finally, operating companies hard hit by the supply-chain related price increases such as MSM, Alt Labs, and Excel Construction have begun to experience an easing in the procurement and cost overruns of limited product supply. This subsequently has added to increased cash flow to those entities and less reliance on the Company to fund those activities. Although this plan is in place to mitigate the risk related to the going concern uncertainty, substantial doubt remains due to uncertainty around the growth projections and lack of control of many of the factors included in the Company’s plan.
Entity level risks
Our operations and performance may depend on global, regional, economic and geopolitical conditions. Russia’s invasion and military attacks on Ukraine have triggered significant sanctions from North American and European leaders. As of the date of this Report, those events were continuing to escalate and create increasingly volatile global economic conditions. Resulting changes in North American trade policy could trigger retaliatory actions by Russia, its allies and other affected countries, including China, resulting in a “trade war.” A trade war could result in increased costs for raw materials that we use in our manufacturing and could otherwise limit our ability to sell our products abroad. These increased costs would have a negative effect on our financial condition and profitability. Furthermore, the military conflict between Russia and Ukraine is increasing supply interruptions and further hindering our ability to find the materials we need to make our products. If the conflict between Russia and Ukraine continues for a long period of time, or if other countries become further involved in the conflict, we could face significant adverse effects to our business and financial condition. The Company is not able to fully quantify the impact that these factors will have on the Company’s financial results during 2023 and beyond.